Cover	Feb. 03, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In its Current Report on Form 8-K dated February 3, 2022 (the “Original Report”), the Company reported the retirement of Stephen H. Rusckowski, the Company’s current Chairman, Chief Executive Officer and President, and the appointment of James E. Davis as its next Chief Executive Officer and President, to be effective November 1, 2022. This Current Report on Form 8-K/A amends the Original Report to provide information about changes to Mr. Rusckowski’s arrangements in connection with his retirement as Chief Executive Officer and President on November 1, 2022 and his service as Executive Chairman of the Company until March 31, 2023.
Document Period End Date	Feb. 03, 2022
Entity File Number	001-12215
Entity Registrant Name	Quest Diagnostics Incorporated
Entity Central Index Key	0001022079
Entity Tax Identification Number	16-1387862
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Plaza Drive
Entity Address, City or Town	Secaucus
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07094
City Area Code	(973)
Local Phone Number	520-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	DGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false